Eaton Vance
Maryland Municipal Income Fund
May 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 92.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.5%
Maryland Community Development Administration, (Local Government Infrastructure):
4.00%, 6/1/40	$1,000	$ 994,730
5.00%, 6/1/43	1,000	1,071,720
		$ 2,066,450
Education — 9.5%
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/49	$1,000	$ 1,026,700
Maryland Health and Higher Educational Facilities Authority, (Pooled Loan Program), (LOC: TD Bank, N.A.), 3.35%, 4/1/35(1)	2,300	2,300,000
Maryland Health and Higher Educational Facilities Authority, (Stevenson University), 5.00%, 6/1/32	495	513,171
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	918,790
Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	2,100	2,009,784
University System of Maryland, 4.00%, 4/1/34	1,000	1,008,420
		$ 7,776,865
Escrowed/Prerefunded — 0.7%
Washington County, MD, (Diakon Lutheran Social Ministries), Prerefunded to 1/1/29, 5.00%, 1/1/32	$500	$ 533,260
		$ 533,260
General Obligations — 21.7%
Anne Arundel County, MD, 5.00%, 10/1/36	$1,000	$ 1,048,830
Baltimore County, MD, (Metropolitan District 83rd Issue), 4.00%, 3/1/40	1,950	1,965,385
Caroline County, MD, 3.00%, 1/15/37	1,335	1,181,355
Cecil County, MD, 4.50%, 8/1/53	1,000	1,009,360
Charles County, MD:
4.25%, 10/1/47	860	862,632
5.00%, 10/1/25	1,000	1,020,120
Montgomery County, MD:
4.00%, 8/1/40	1,500	1,512,495
(SPA: U.S. Bank, N.A.), 3.95%, 11/1/37(2)	1,800	1,800,000
Prince George's County, MD, 5.00%, 7/1/26	1,000	1,032,260
Puerto Rico:
0.00%, 7/1/33	750	498,090
5.625%, 7/1/29	1,000	1,076,350
Talbot County, MD, 5.00%, 1/1/37	1,380	1,536,947
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Washington Suburban Sanitary District, MD:
5.00%, 6/1/40	$1,000	$ 1,114,470
Green Bonds, 3.00%, 6/1/42	1,700	1,403,163
Green Bonds, 4.00%, 6/1/45	640	620,448
		$17,681,905
Hospital — 11.8%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	$1,000	$ 1,020,860
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 5.00%, 7/1/48	1,000	1,015,360
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	1,000	1,004,150
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Health System), 4.00%, 7/1/48	500	457,315
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), Prerefunded to 7/1/24, 5.00%, 7/1/45	1,000	1,000,360
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,015,400
Maryland Health and Higher Educational Facilities Authority, (UPMC), 5.00%, 4/15/32	275	295,306
Montgomery County, MD, 4.00%, 12/1/44	2,000	1,878,200
Montgomery County, MD, (Trinity Health Corp.), 5.00%, 12/1/45	1,000	1,008,710
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	1,000	952,000
		$ 9,647,661
Housing — 11.8%
Howard County Housing Commission, MD, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$ 1,033,450
Maryland Community Development Administration:
2.30%, 9/1/35	1,000	796,150
Social Bonds, 1.65%, 9/1/29	830	698,171
Social Bonds, 1.80%, 9/1/30	630	523,020
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.375%, 9/1/43	1,000	985,390
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.40%, 9/1/37	1,000	987,200
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 3/1/53	960	1,012,762
Sustainability Bonds, 4.35%, 7/1/43	1,000	958,190
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/50	315	266,121

Eaton Vance
Maryland Municipal Income Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.625%, 7/1/43	$500	$ 532,115
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,000,070
Montgomery County Housing Opportunities Commission, MD:
1.95%, 7/1/31	200	170,356
2.00%, 1/1/32	200	167,262
2.05%, 7/1/32	200	166,454
2.10%, 1/1/33	220	181,988
2.125%, 7/1/33	220	180,587
		$ 9,659,286
Industrial Development Revenue — 1.2%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(3)	$200	$ 199,538
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 4.10% to 4/3/28 (Put Date), 10/1/36	750	760,058
		$ 959,596
Insured - Escrowed/Prerefunded — 2.1%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$1,705	$ 1,730,865
		$ 1,730,865
Insured - Hospital — 4.1%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$ 3,352,765
		$ 3,352,765
Lease Revenue/Certificates of Participation — 5.1%
Maryland Stadium Authority, 5.00%, 5/1/47	$2,250	$ 2,314,598
Maryland Stadium Authority, Built to Learn Revenue:
4.00%, 6/1/47	970	918,900
4.00%, 6/1/52	1,000	917,590
		$ 4,151,088
Senior Living/Life Care — 3.6%
Baltimore County, MD, (Oak Crest Village, Inc.), 4.00%, 1/1/45	$1,000	$ 886,410
Howard County, MD, (Vantage House), 5.00%, 4/1/26	555	550,288
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	$500	$ 502,260
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	992,240
		$ 2,931,198
Special Tax Revenue — 7.6%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$200	$ 196,898
Baltimore, MD, (Harbor Point), 3.625%, 6/1/46(3)	1,000	800,330
Maryland Department of Transportation, 5.00%, 10/1/24	2,000	2,008,520
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,090	1,090,349
Washington Metropolitan Area Transit Authority, D.C.:
Green Bonds, 4.125%, 7/15/47	1,000	968,870
Sustainability Bonds, 5.25%, 7/15/53	1,000	1,090,340
		$ 6,155,307
Transportation — 10.9%
Maryland Department of Transportation, (AMT), 4.00%, 8/1/41	$1,525	$ 1,459,272
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	250	253,240
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	519,320
Maryland Economic Development Corp., Parking Facilities Revenue, 5.00%, 6/1/58	1,000	1,003,540
Maryland Transportation Authority:
5.00%, 7/1/51	1,500	1,571,085
(AMT), 4.00%, 6/1/35	1,000	972,970
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	2,000	2,056,140
Washington Metropolitan Area Transit Authority, D.C., 5.00%, 7/1/31	1,000	1,041,180
		$ 8,876,747
Total Tax-Exempt Municipal Obligations (identified cost $77,464,762)		$75,522,993

Taxable Municipal Obligations — 5.5%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.6%
Baltimore Mayor and City Council, MD, 5.60%, 10/15/30(4)	$500	$ 504,175
		$ 504,175

Eaton Vance
Maryland Municipal Income Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 2.1%
Maryland Health and Higher Educational Facilities Authority, (Adventist HealthCare), 1.812%, 1/1/25	$1,000	$ 975,780
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 3.052%, 7/1/40	1,000	745,150
		$ 1,720,930
Housing — 2.2%
Maryland Community Development Administration:
(SPA: TD Bank, N.A.), 5.35%, 9/1/33(1)	$695	$ 695,000
(FHLMC), (FNMA), (GNMA), (SPA: Royal Bank of Canada), 5.35%, 7/1/45(1)	345	345,000
Montgomery County Housing Opportunities Commission, MD, (LOC: PNC Bank, N.A.), 5.40%, 7/1/39(1)	715	715,000
		$ 1,755,000
Transportation — 0.6%
Prince George's County Revenue Authority, MD, (Regional Medical Center Garage):
2.553%, 8/1/26	$275	$ 260,447
2.593%, 8/1/27	260	241,631
		$ 502,078
Total Taxable Municipal Obligations (identified cost $4,801,158)		$ 4,482,183

Trust Units — 0.5%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.5%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$452	$ 442,120
Total Trust Units (identified cost $447,393)		$ 442,120
Total Investments — 98.6% (identified cost $82,713,313)		$80,447,296
Other Assets, Less Liabilities — 1.4%		$ 1,134,825
Net Assets — 100.0%		$81,582,121

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at May 31, 2024.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2024.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2024, the aggregate value of these securities is $1,196,766 or 1.5% of the Fund's net assets.
(4)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2024, 6.3% of total investments are backed by bond insurance of a singular financial institution or financial guaranty assurance agency.
Abbreviations:
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
SPA	– Standby Bond Purchase Agreement

Eaton Vance
Maryland Municipal Income Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at May 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$75,522,993	$ —	$75,522,993
Taxable Municipal Obligations	—	4,482,183	—	4,482,183
Trust Units	—	442,120	—	442,120
Total Investments	$ —	$80,447,296	$ —	$80,447,296
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
4